UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:    03/31/2007
                                                  -----------
Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkeye Capital Management LLC
           ------------------------------
Address:   800 Third Avenue
           ------------------------------
           10th Floor
           ------------------------------
           New York, NY 10022
           ------------------------------

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. Rubin
Title:    Managing Menmber
Phone:    212-265-0565

Signature, Place, and Date of Signing:

  /s/ Richard Rubin                      New York, NY              4/30/07
  ---------------------------       ----------------------       --------------
         [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here ifa portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-_______________          __________________________________
     [Repeat as necessary.]

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type: 13F
Period End: 3/31/07
Date Filed:

              Institutional Investment Manager Filing this Report:

        Name:         HAWKEYE CAPITAL MANAGEMENT LLC

        Address:      800 Third Avenue, 10th Floor
                      New York, New York  10022

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type: 13F
Period End: 3/31/07
Date Filed:

           Person Signing this Report on Behalf of Reporting Manager:

        Name:         Richard A. Rubin
        Title:        Managing Member
        Phone:        212-265-0565

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type: 13F
Period End: 3/31/07
Date Filed:
                              FORM 13F SUMMARY PAGE

        Report Summary:

        Number of Other Included Managers:                      0
                                                   ...............

        Form 13F Information Table Entry Total:                16
                                                   ...............

        Form 13F Information Table Value Total:      $    205,482
                                                   ...............
                                                   (thousands)

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type: 13F
Period End: 3/31/07
Date Filed:


                                                     FORM 13F INFORMATION TABLE

                                                                       VALUE          SHARES/     SH/ PUT/    INVSTMT    OTHER
NAME OF ISSUER                    TITLE OF CLASS        CUSIP        x($1000)         PRN AMT     PRN CALL    DISCRETN   MANAGERS

BARNES & NOBLE INC                COM                 067774109        18,936         480,000           SH    SOLE
BELO CORP                         COM SER A           080555105         7,589         406,500           SH    SOLE
BOOKS-A-MILLION INC               COM                 098570104         8,011         562,581           SH    SOLE
CITADEL BROADCASTING CORP         COM                 17285T106         5,706         600,000           SH    SOLE
CROWN HOLDINGS INC                COM                 228368106        20,766         849,000           SH    SOLE
CUMULUS MEDIA INC                 CL A                231082108        14,463       1,541,852           SH    SOLE
GENTEK INC                        COM NEW             37245X203        30,489         895,159           SH    SOLE
HD PARTNERS ACQUISITION           UNIT 06/01/2010     40415K209           796         100,000           SH    SOLE
LAIDLAW INTL INC                  COM                 50730R102        39,011       1,227,500           SH    SOLE
MOTOROLA INC                      COM                 620076109        21,204       1,200,000           SH    SOLE
RADIO ONE INC CL D NON-VTG        CL D NON VTG        75040P405         2,035         315,000           SH    SOLE
RENAISSANCE ACQUISITION CORP      COM                 75966C305           369          67,000           SH    SOLE
RENAISSANCE ACQUISITION CORP      UNIT 01/28/2011     75966C206         3,045         500,000           SH    SOLE
SERVICEMASTER CO                  COM                 81760N109        21,544       1,399,900           SH    SOLE
SYNIVERSE HOLDINGS INC            COM                 87163F106         1,671         158,500           SH    SOLE
THOR INDS INC                     COM                 885160101         9,847         250,000           SH    SOLE


                                                                      205,482



[TABLE CONTINUED]

                                              VOTING AUTHORITY
NAME OF ISSUER                        SOLE    SHARED      NONE

BARNES & NOBLE INC                  480,000
BELO CORP                           406,500
BOOKS-A-MILLION INC                 562,581
CITADEL BROADCASTING CORP           600,000
CROWN HOLDINGS INC                  849,000
CUMULUS MEDIA INC                 1,541,852
GENTEK INC                          895,159
HD PARTNERS ACQUISITION             100,000
LAIDLAW INTL INC                  1,227,500
MOTOROLA INC                      1,200,000
RADIO ONE INC CL D NON-VTG          315,000
RENAISSANCE ACQUISITION CORP         67,000
RENAISSANCE ACQUISITION CORP        500,000
SERVICEMASTER CO                  1,399,900
SYNIVERSE HOLDINGS INC              158,500
THOR INDS INC                       250,000